Income Taxes - Schedule of Reconciliation between the Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Reconciliation between the Provision for Income Taxes [Abstract]
Loss from operations in mainland China	¥ 23,087
Loss from operations in Hong Kong and others	(43,130)
Loss from continuing operations before income taxes and share of loss of affiliates	¥ (20,043)
Statutory tax rate	25.00%	25.00%	25.00%
Income tax benefits at statutory tax rate	¥ (5,011)
Expenses not deductible for tax purposes:	9
—Entertainment	9
Effect of tax holidays on concessionary rates granted to PRC entities	237
Effect of different tax rates of entities operating in other jurisdictions	10,783
Change in valuation allowance	(4,923)
Income tax benefit	¥ 1,095	$ 157